SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments	Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Insurance Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total	Note
External revenues	$2,601	n/a	$1,540	$4,354	$13,628	$1,495	$50	$23,668
Inter-segment and other revenues[1]	1,180	n/a	—	1	(5)	10	26	1,212	i
Segmented revenues	3,781	n/a	1,540	4,355	13,623	1,505	76	24,880
DE	777	160	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	143	243	121	n/a	(133)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	825	n/a	n/a	ii
Common equity	20,801	4,006	5,426	2,513	2,515	22,793	(17,556)	40,498
1.We equity account for our investment in Oaktree and include our share of the FFO at our ownership of 68%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2023, $333 million of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in Brookfield Reinsurance Ltd. (“BNRE”), and as such do not generate consolidated external or inter-segment revenues.

AS AT DEC. 31, 2022 AND FOR THE THREE MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Insurance Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total	Note
External revenues	$2,080	n/a	$1,340	$3,735	$14,581	$1,456	$64	$23,256
Inter-segment and other revenues[1]	957	n/a	—	2	56	8	(71)	952	i
Segmented revenues	3,037	n/a	1,340	3,737	14,637	1,464	(7)	24,208
DE	917	46	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	122	183	223	n/a	(130)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	812	n/a	n/a	ii
Common equity	19,645	3,996	5,274	2,524	2,439	22,825	(17,095)	39,608
1.We equity account for our investment in Oaktree and include our share of the FFO at 64%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2022, $347 million of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.

FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)	Asset Management	Insurance Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$5,072	n/a	$2,903	$8,638	$27,364	$2,918	$70	$46,965
Inter-segment and other revenues[1]	2,597	n/a	—	3	40	18	26	2,684	i
Segmented revenues	7,669	n/a	2,903	8,641	27,404	2,936	96	49,649
DE	1,655	305	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	226	379	370	n/a	(280)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	1,702	n/a	n/a	ii
1.We equity account for our investment in Oaktree and include our share of the FFO at 68%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2023, $982 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.

FOR THE SIX MONTHS ENDED JUN. 30, 2022 (MILLIONS)	Asset Management	Insurance Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$4,113	n/a	$2,586	$7,195	$27,985	$3,157	$102	$45,138
Inter-segment and other revenues[1]	2,120	n/a	—	3	128	15	(70)	2,196	i
Segmented revenues	6,233	n/a	2,586	7,198	28,113	3,172	32	47,334
DE	1,804	59	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	192	296	424	n/a	(209)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	1,683	n/a	n/a	ii
1.We equity account for our investment in Oaktree and include our share of the FFO at 64%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2022, $851 million of Oaktree’s revenues was included in our Asset Management segment revenue.
2.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.
Summary of reconciliation of FFO to net income
The following table reconciles net income to the total of the segments’ measures of profit or loss as presented above for the three and six months ended June 30, 2023.

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)		Three Months Ended		Six Months Ended
	Note	2023	2022	2023	2022
Net income		$1,512	$1,475	$1,936	$4,435
Add/(Deduct):
Equity accounted fair value changes and other non-FFO items		703	535	1,507	761
Fair value changes		(62)	397	(100)	(1,383)
Depreciation and amortization		2,214	1,886	4,402	3,697
Deferred income taxes		(151)	(189)	(243)	236
Realized disposition gains in fair value changes or equity	iii	283	152	399	520
Non-controlling interests on above items		(3,127)	(2,857)	(5,349)	(5,270)
Real Estate segment disposition gains		(283)	66	(345)	20
Real Estate segment adjustments and other, net[1]		1,047	708	2,150	1,233
Total segments’ measures of profit or loss		$2,136	$2,173	$4,357	$4,249
1.Primarily comprised of Real Estate segment interest expense and corporate costs, net of investment income and other, net of non-controlling interests.

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
U.S.	$6,900	$5,441	$13,852	$11,015
U.K.	5,915	6,877	11,401	12,862
Canada	2,614	2,903	5,232	5,433
Brazil	1,385	1,341	2,698	2,553
Australia	1,483	1,538	2,957	2,999
India	729	697	1,405	1,375
Colombia	557	527	1,087	1,064
Germany	511	485	1,032	1,020
Other Europe	2,297	2,255	4,708	4,501
Other Asia	682	689	1,452	1,411
Other	595	503	1,141	905
	$23,668	$23,256	$46,965	$45,138
The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	2023	2022
U.S.	$212,278	$206,714
Canada	51,312	50,894
U.K.	35,083	31,940
Brazil	28,440	25,500
Australia	26,781	27,068
India	21,357	19,521
Germany	15,241	12,262
Colombia	12,050	10,567
Other Europe	33,126	31,713
Other Asia	15,240	14,655
Other	12,226	10,450
	$463,134	$441,284